Eaton Vance

Hexavest Global Equity Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 87.1%
Security	Shares	Value
Australia — 2.0%
APA Group	1,267	$9,341
ASX, Ltd.	165	9,239
BHP Group, Ltd.	679	16,277
CSL, Ltd.	69	13,969
Fortescue Metals Group, Ltd.	401	4,906
Newcrest Mining, Ltd.	1,141	23,661
South32, Ltd.	26,586	37,938
Telstra Corp., Ltd.	8,872	16,708

		$132,039

Belgium — 0.3%
Anheuser-Busch InBev S.A./NV	118	$6,103
UCB S.A.	128	12,643

		$18,746

Canada — 5.2%
Agnico Eagle Mines, Ltd.	1,286	$101,805
Barrick Gold Corp.	4,747	126,915
First Quantum Minerals, Ltd.	2,874	33,026
Suncor Energy, Inc.	979	11,044
Yamana Gold, Inc.	14,314	79,586

		$352,376

Denmark — 1.0%
AP Moller - Maersk A/S, Class B	9	$14,424
Novo Nordisk A/S, Class B	821	52,351

		$66,775

Finland — 0.6%
Elisa Oyj	119	$5,851
Fortum Oyj	683	12,838
Kone Oyj, Class B	274	21,814

		$40,503

France — 2.0%
Air Liquide S.A.	74	$10,821
AXA S.A.	376	6,038
Credit Agricole S.A.(1)	451	3,568
Danone S.A.	348	19,302
Hermes International	17	15,829
L’Oreal S.A.	124	40,075
LVMH Moet Hennessy Louis Vuitton SE	25	11,719
Peugeot S.A.(1)	1,069	19,204
Vinci S.A.	134	10,584

		$137,140

Security	Shares	Value
Germany — 2.5%
adidas AG(1)	30	$8,913
Allianz SE	35	6,165
BASF SE	186	10,185
Beiersdorf AG	125	13,089
Deutsche Telekom AG	674	10,244
E.ON SE	1,064	11,081
Hochtief AG	715	52,599
Porsche Automobil Holding SE, PFC Shares	221	11,840
RWE AG	495	18,319
SAP SE	115	12,269
Uniper SE	404	12,067

		$166,771

Hong Kong — 0.3%
CLP Holdings, Ltd.	500	$4,607
Hong Kong & China Gas Co., Ltd.	3,400	4,905
Hong Kong Exchanges & Clearing, Ltd.	200	9,584
Power Assets Holdings, Ltd.	500	2,575

		$21,671

Italy — 0.6%
Enel SpA	3,042	$24,185
Ferrari NV	93	16,591

		$40,776

Japan — 9.1%
Ajinomoto Co., Inc.	500	$10,045
Astellas Pharma, Inc.	600	8,228
Bridgestone Corp.	100	3,259
Chubu Electric Power Co., Inc.	600	6,721
Chugai Pharmaceutical Co., Ltd.	300	11,580
Daifuku Co., Ltd.	300	30,935
Daikin Industries, Ltd.	100	18,713
Daito Trust Construction Co., Ltd.	100	9,097
FUJIFILM Holdings Corp.	100	5,099
Hoya Corp.	100	11,286
Ito En, Ltd.	200	12,667
ITOCHU Corp.	600	14,411
Kao Corp.	200	14,240
KDDI Corp.	500	13,527
Kobayashi Pharmaceutical Co., Ltd.	100	9,745
Mitsubishi Corp.	200	4,462
Mitsubishi Electric Corp.	900	11,591
Murata Manufacturing Co., Ltd.	100	7,013
Nikon Corp.	1,000	6,094
Nintendo Co., Ltd.	50	27,034
Nissin Foods Holdings Co., Ltd.	100	8,659
NTT DOCOMO, Inc.	400	14,894
Obayashi Corp.	1,400	11,716
Ono Pharmaceutical Co., Ltd.	400	11,410
ORIX Corp.	2,650	30,992
Otsuka Corp.	200	9,190
Santen Pharmaceutical Co., Ltd.	600	10,690
Sekisui House, Ltd.	600	9,968

Security	Shares	Value
Shin-Etsu Chemical Co., Ltd.	100	$13,357
SoftBank Corp.	600	6,982
Sony Corp.	400	33,347
Subaru Corp.	600	11,012
Sumitomo Mitsui Financial Group, Inc.	1,000	27,682
Sumitomo Realty & Development Co., Ltd.	300	8,028
Sundrug Co., Ltd.	300	11,140
Suzuken Co., Ltd.	300	10,830
Sysmex Corp.	100	9,393
Taiheiyo Cement Corp.	100	2,347
Terumo Corp.	300	11,041
Toho Gas Co., Ltd.	200	10,324
Tokio Marine Holdings, Inc.	200	8,939
Tokyo Gas Co., Ltd.	600	13,596
Toyo Suisan Kaisha, Ltd.	200	9,953
Toyota Tsusho Corp.	1,250	34,882
Tsuruha Holdings, Inc.	100	14,002
Yakult Honsha Co., Ltd.	200	9,679
Yamaha Corp.	100	4,741
Yamazaki Baking Co., Ltd.	700	11,498
Z Holdings Corp.	1,800	12,551

		$618,590

Netherlands — 0.6%
Akzo Nobel NV	134	$12,889
ASML Holding NV	50	18,090
Heineken NV	123	10,888

		$41,867

Norway — 0.1%
Telenor ASA	525	$8,112

		$8,112

Singapore — 0.4%
Ascendas Real Estate Investment Trust	4,000	$8,441
DBS Group Holdings, Ltd.	1,000	14,896
Singapore Telecommunications, Ltd.	4,000	5,979

		$29,316

Spain — 1.1%
Banco Santander S.A.(1)	7,519	$15,057
Endesa S.A.	529	14,193
Industria de Diseno Textil S.A.(2)	730	18,023
Mapfre S.A.	2,092	3,157
Red Electrica Corp. S.A.	728	12,823
Telefonica S.A.	2,609	8,487

		$71,740

Security	Shares	Value
Sweden — 0.8%
Assa Abloy AB, Class B	680	$14,574
Atlas Copco AB, Class A	360	15,891
Essity AB, Class B(2)	164	4,747
Skanska AB, Class B	492	9,228
Svenska Handelsbanken AB, Class A(1)	287	2,325
Telia Co. AB(2)	2,643	10,112

		$56,877

Switzerland — 4.0%
Credit Suisse Group AG	2,000	$18,863
Nestle S.A.	989	111,241
Novartis AG	465	36,234
Roche Holding AG	215	69,086
Schindler Holding AG PC	50	12,808
Swisscom AG	24	12,207
Zurich Insurance Group AG	23	7,639

		$268,078

United Kingdom — 3.9%
Anglo American PLC	231	$5,420
Antofagasta PLC	359	4,787
Associated British Foods PLC	315	6,927
Barratt Developments PLC(1)	6,697	41,860
Berkeley Group Holdings PLC	101	5,310
BHP Group PLC	474	9,183
BT Group PLC	5,972	7,843
Diageo PLC	228	7,368
London Stock Exchange Group PLC	55	5,929
National Grid PLC	799	9,505
Natwest Group PLC(1)	8,195	13,213
Persimmon PLC	174	5,268
Reckitt Benckiser Group PLC	923	81,306
Royal Dutch Shell PLC, Class A	503	6,328
RSA Insurance Group PLC(1)	1,415	7,771
Severn Trent PLC	221	6,955
Smith & Nephew PLC	514	8,925
Unilever PLC	280	15,957
Vodafone Group PLC	10,030	13,380

		$263,235

United States — 52.6%
Abbott Laboratories	360	$37,840
Accenture PLC, Class A	206	44,683
Adobe, Inc.(1)	61	27,273
AES Corp. (The)	639	12,460
Agilent Technologies, Inc.	296	30,219
Allstate Corp. (The)	202	17,927
Alphabet, Inc., Class A(1)	23	37,170
Amazon.com, Inc.(1)	20	60,723
Ameren Corp.	122	9,897
AmerisourceBergen Corp.	178	17,100
Aon PLC, Class A	109	20,057
Apple, Inc.	1,104	120,181
AT&T, Inc.	588	15,888
AvalonBay Communities, Inc.	53	7,374

Security	Shares	Value
Bank of America Corp.	3,734	$88,496
Best Buy Co., Inc.	139	15,505
Bio-Rad Laboratories, Inc., Class A(1)	97	56,883
Biogen, Inc.(1)	86	21,678
Bristol-Myers Squibb Co.	484	28,290
Broadcom, Inc.	288	100,693
Bunge, Ltd.	324	18,380
CBRE Group, Inc., Class A(1)	204	10,282
Cisco Systems, Inc.	1,319	47,352
Citigroup, Inc.	1,171	48,503
Clorox Co. (The)	85	17,616
CMS Energy Corp.	147	9,309
Coca-Cola Co. (The)	748	35,949
Colgate-Palmolive Co.	346	27,296
Comcast Corp., Class A	1,063	44,901
Constellation Brands, Inc., Class A	141	23,297
Corteva, Inc.	523	17,249
Costar Group, Inc.(1)	77	63,418
Costco Wholesale Corp.	88	31,471
Cummins, Inc.	101	22,209
CVS Health Corp.	375	21,034
D.R. Horton, Inc.	417	27,860
DaVita, Inc.(1)	230	19,837
Dollar General Corp.	249	51,969
Domino’s Pizza, Inc.	97	36,697
DTE Energy Co.	94	11,601
Duke Energy Corp.	117	10,777
DuPont de Nemours, Inc.	227	12,912
Eastman Chemical Co.	134	10,833
Electronic Arts, Inc.(1)	155	18,574
Eli Lilly & Co.	370	48,270
Exelon Corp.	279	11,129
Exxon Mobil Corp.	528	17,223
Fastenal Co.	140	6,052
Fortinet, Inc.(1)	426	47,018
Freeport-McMoRan, Inc.	2,062	35,755
General Mills, Inc.	434	25,658
Hershey Co. (The)	136	18,695
Home Depot, Inc. (The)	146	38,940
Honeywell International, Inc.	217	35,794
Hormel Foods Corp.	372	18,113
HP, Inc.	1,254	22,522
Humana, Inc.	63	25,155
Illinois Tool Works, Inc.	103	20,176
Intel Corp.	718	31,793
Jacobs Engineering Group, Inc.	161	15,295
Johnson & Johnson	784	107,494
JPMorgan Chase & Co.	1,138	111,569
Kimberly-Clark Corp.	167	22,143
Kroger Co. (The)	518	16,685
Lockheed Martin Corp.	53	18,557
M&T Bank Corp.	276	28,588
Masco Corp.	351	18,814

Security	Shares	Value
McDonald’s Corp.	142	$30,246
McKesson Corp.	35	5,162
Medtronic PLC	251	25,243
Merck & Co., Inc.	355	26,700
Micron Technology, Inc.(1)	575	28,945
Microsoft Corp.	931	188,500
Molina Healthcare, Inc.(1)	201	37,480
Mondelez International, Inc., Class A	415	22,045
Morgan Stanley	652	31,394
NetApp, Inc.	321	14,089
Newmont Corp.	1,293	81,252
NextEra Energy, Inc.	264	19,327
NVIDIA Corp.	33	16,545
Oracle Corp.	778	43,654
PepsiCo, Inc.	238	31,723
Pfizer, Inc.	1,789	63,474
PNC Financial Services Group, Inc. (The)	221	24,725
Procter & Gamble Co. (The)	279	38,251
Raytheon Technologies Corp.	78	4,237
Regeneron Pharmaceuticals, Inc.(1)	65	35,331
salesforce.com, inc.(1)	289	67,126
Snap-on, Inc.	58	9,137
Southern Co. (The)	305	17,522
State Street Corp.	124	7,304
SVB Financial Group(1)	262	76,163
Target Corp.	293	44,600
TJX Cos., Inc. (The)	235	11,938
Trane Technologies PLC	150	19,912
TransUnion	66	5,258
U.S. Bancorp	1,122	43,702
United Parcel Service, Inc., Class B	147	23,095
UnitedHealth Group, Inc.	100	30,514
Valero Energy Corp.	247	9,537
Verizon Communications, Inc.	970	55,280
W.W. Grainger, Inc.	44	15,401
Walmart, Inc.	40	5,550
Walt Disney Co. (The)	295	35,769
Wells Fargo & Co.	2,698	57,872
Xcel Energy, Inc.	154	10,785
Zoetis, Inc.	637	100,996

		$3,566,885

Total Common Stocks (identified cost $4,851,141)		$5,901,497

Short-Term Investments — 5.5%

Description	Shares/Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	337,812	$337,812
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(4)	32,702	32,702

Total Short-Term Investments (identified cost $370,514)		$370,514

Value

Total Investments — 92.6% (identified cost $5,221,655)	$6,272,011

Other Assets, Less Liabilities — 7.4%	$504,713

Net Assets — 100.0%	$6,776,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $30,790 and the total market value of the collateral received by the Fund was $32,702, comprised of cash.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

(4)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Health Care	15.0%	$1,016,366
Information Technology	12.6	852,035
Consumer Staples	11.5	781,503
Financials	11.0	747,357
Materials	9.6	651,104
Industrials	8.2	555,987
Consumer Discretionary	8.0	541,456
Communication Services	5.6	381,493
Utilities	4.2	286,842
Energy	0.7	44,132
Real Estate	0.7	43,222
Short-Term Investments	5.5	370,514

Total Investments	92.6%	$6,272,011

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	44,865	USD	31,559	State Street Bank and Trust Company	12/17/20	$—	$(16)
AUD	116,101	USD	82,652	State Street Bank and Trust Company	12/17/20	—	(1,025)
AUD	133,440	USD	95,360	State Street Bank and Trust Company	12/17/20	—	(1,543)
CAD	75,303	USD	56,224	State Street Bank and Trust Company	12/17/20	310	—
CAD	59,207	USD	44,330	State Street Bank and Trust Company	12/17/20	120	—
CAD	127,116	USD	95,365	State Street Bank and Trust Company	12/17/20	68	—
CAD	35,377	USD	26,652	State Street Bank and Trust Company	12/17/20	—	(93)
CAD	28,319	USD	21,504	State Street Bank and Trust Company	12/17/20	—	(244)
CAD	41,350	USD	31,421	State Street Bank and Trust Company	12/17/20	—	(377)
CAD	145,869	USD	110,525	State Street Bank and Trust Company	12/17/20	—	(1,013)
CAD	548,182	USD	412,909	State Street Bank and Trust Company	12/17/20	—	(1,360)
CHF	41,439	USD	45,292	State Street Bank and Trust Company	12/17/20	—	(36)
CHF	48,882	USD	53,496	State Street Bank and Trust Company	12/17/20	—	(112)
CHF	74,365	USD	81,345	State Street Bank and Trust Company	12/17/20	—	(131)
DKK	305,134	USD	47,818	State Street Bank and Trust Company	12/17/20	—	(29)
DKK	419,124	USD	66,005	State Street Bank and Trust Company	12/17/20	—	(363)
EUR	112,850	USD	133,030	State Street Bank and Trust Company	12/17/20	—	(1,460)
EUR	816,221	USD	964,845	State Street Bank and Trust Company	12/17/20	—	(13,226)
GBP	135,915	USD	175,849	State Street Bank and Trust Company	12/17/20	288	—
GBP	56,075	USD	73,184	State Street Bank and Trust Company	12/17/20	—	(514)
HKD	133,559	USD	17,229	State Street Bank and Trust Company	12/17/20	—	(1)
HKD	128,150	USD	16,532	State Street Bank and Trust Company	12/17/20	—	(3)
HKD	421,745	USD	54,406	State Street Bank and Trust Company	12/17/20	—	(7)
JPY	142,927,888	USD	1,350,408	State Street Bank and Trust Company	12/17/20	15,606	—
JPY	11,101,672	USD	104,860	State Street Bank and Trust Company	12/17/20	1,243	—
JPY	4,678,230	USD	44,434	State Street Bank and Trust Company	12/17/20	278	—
SEK	401,912	USD	45,063	State Street Bank and Trust Company	12/17/20	129	—
SEK	180,870	USD	20,781	State Street Bank and Trust Company	12/17/20	—	(443)
SGD	18,639	USD	13,663	State Street Bank and Trust Company	12/17/20	—	(18)
USD	332,369	AUD	458,880	State Street Bank and Trust Company	12/17/20	9,746	—
USD	849,899	CAD	1,119,576	State Street Bank and Trust Company	12/17/20	9,375	—
USD	168,677	CAD	222,473	State Street Bank and Trust Company	12/17/20	1,655	—
USD	43,178	CAD	57,207	State Street Bank and Trust Company	12/17/20	230	—
USD	13,661	CAD	18,193	State Street Bank and Trust Company	12/17/20	2	—
USD	44,623	CAD	59,797	State Street Bank and Trust Company	12/17/20	—	(270)
USD	72,975	CHF	66,675	State Street Bank and Trust Company	12/17/20	160	—
USD	131,679	DKK	829,125	State Street Bank and Trust Company	12/17/20	1,824	—
USD	822,968	EUR	699,746	State Street Bank and Trust Company	12/17/20	7,146	—
USD	340,623	EUR	287,213	State Street Bank and Trust Company	12/17/20	5,766	—
USD	100,756	EUR	85,041	State Street Bank and Trust Company	12/17/20	1,608	—
USD	40,837	EUR	34,741	State Street Bank and Trust Company	12/17/20	333	—
USD	429,014	GBP	329,014	State Street Bank and Trust Company	12/17/20	2,633	—
USD	126,466	GBP	97,566	State Street Bank and Trust Company	12/17/20	26	—
USD	144,840	HKD	1,123,216	State Street Bank and Trust Company	12/17/20	—	(39)
USD	229,306	JPY	23,972,350	State Street Bank and Trust Company	12/17/20	194	—
USD	102,858	JPY	10,749,075	State Street Bank and Trust Company	12/17/20	125	—
USD	130,515	JPY	13,732,854	State Street Bank and Trust Company	12/17/20	—	(734)
USD	573,227	JPY	60,248,502	State Street Bank and Trust Company	12/17/20	—	(2,590)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	99,468	SEK	875,248	State Street Bank and Trust Company	12/17/20	$1,052	$—
USD	30,818	SGD	42,186	State Street Bank and Trust Company	12/17/20	—	(67)
CNY	504,517	USD	74,424	State Street Bank and Trust Company	12/22/20	619	—
USD	152,295	CNY	1,039,108	State Street Bank and Trust Company	12/22/20	—	(2,263)

						$60,536	$(27,977)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	4	Long	12/18/20	$220,380	$(2,235)

					$(2,235)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

At October 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At October 31, 2020, the value of the Fund’s investment in affiliated funds was $337,812, which represents 5.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$771,906	$4,158,362	$(4,592,526)	$12	$58	$337,812	$284	337,812

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$801,616	$—	$801,616
Developed Europe	—	1,180,620	—	1,180,620
North America	3,919,261	—	—	3,919,261
Total Common Stocks	$3,919,261	$1,982,236 *	$—	$5,901,497
Short-Term Investments	$32,702	$337,812	$—	$370,514
Total Investments	$3,951,963	$2,320,048	$—	$6,272,011
Forward Foreign Currency Exchange Contracts	$—	$60,536	$—	$60,536
Total	$3,951,963	$2,380,584	$—	$6,332,547

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(27,977)	$—	$(27,977)
Futures Contracts	(2,235)	—	—	(2,235)
Total	$(2,235)	$(27,977)	$—	$(30,212)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.